Summary of Significant Accounting Policies (Details) - Schedule of Revenue Recognition	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Revenue Recognition [Line Items]
Total revenue	¥ 497,868,200	$ 70,293,560	¥ 651,991,593	¥ 545,593,497
Point in time [Member]
Schedule of Revenue Recognition [Line Items]
Total revenue	158,069,415	22,317,678	71,448,443	53,531,895
Over time [Member]
Schedule of Revenue Recognition [Line Items]
Total revenue	¥ 339,798,785	$ 47,975,882	¥ 580,543,150	¥ 492,061,602